Future Principal Payments Under Term Loan Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 Term Loan Facility
Long Term Debt Maturities Estimated Repayments Of Principal [Line Items]
Future minimum payments remainder of 2013	$ 2,036	$ 5,900
Future minimum payments in 2014	4,500	7,900
Future minimum payments in 2015	342,125	7,900
Future minimum payments in 2016	850	7,900
Future minimum payments in 2017	80,963	7,900
Future minimum payments due thereafter	410,000	750,500
Total future principal payments	$ 840,474	$ 788,000